Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 146,871	[1]	£ 127,664
Trading Portfolio Liabilities	(53,291)	[1]	(46,139)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	50,700		56,196
Trading Portfolio Liabilities	(34,079)		(28,836)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	83,113		62,192
Trading Portfolio Liabilities	(19,212)		(17,303)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	12,525		8,348
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 533		£ 928

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.